Credit quality of loans and advances to banks and customers - Schedule of Credit Quality of Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	£ 7,353	£ 5,950
Loans and advances to customers	481,342	480,141
Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,355	5,954
Loans and advances to customers	485,988	485,842
Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,355	5,951
Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	3
Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,646	5,701
Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	4
Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Retail - UK Mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	306,121	294,806
Retail - UK Mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	284,846	272,382
Retail - UK Mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,091	4,076
Retail - UK Mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	918	907
Retail - UK Mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,456	3,071
Retail - UK Mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,810	14,370
Retail - UK Mortgages | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	900	1,024
Retail - UK Mortgages | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	357	350
Retail - UK Mortgages | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	67
Retail - UK Mortgages | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	25
Retail - UK Mortgages | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	95	130
Retail - UK Mortgages | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	365	452
Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,215	15,109
Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,156	10,903
Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,748	2,740
Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	467	617
Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	521	509
Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	323	340
Retail - credit cards | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	657	766
Retail - credit cards | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	107	132
Retail - credit cards | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	175	204
Retail - credit cards | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	66	84
Retail - credit cards | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	169	193
Retail - credit cards | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	140	153
Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,507	9,536
Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6,389	5,850
Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,226	2,570
Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	206	297
Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	374	512
Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	312	307
Retail - loans and overdrafts | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	549	643
Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	92	95
Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	165
Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35	49
Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	137	187
Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	151	147
Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	14,852	15,201
Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	13,102	13,431
Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,177	1,194
Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	171
Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	206	206
Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	233	199
Retail - UK Motor Finance | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	430	498
Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	178	233
Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	40
Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	30
Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	62
Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	152	133
Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19,521	19,367
Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	16,146	15,434
Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,339	2,752
Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	21
Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	787	976
Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	244	184
Retail - other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	172	188
Retail - other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	40	38
Retail - other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	50
Retail - other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Retail - other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29	40
Retail - other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	59
Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	364,216	354,019
Total Retail | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,708	3,119
Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	70,919	74,320
Commercial Banking | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24,735	22,395
Commercial Banking | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	35,368	36,685
Commercial Banking | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,166	11,086
Commercial Banking | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	606	669
Commercial Banking | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,044	3,485
Commercial Banking | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	4
Loans and advances to customers	1,518	2,161
Commercial Banking | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	25
Commercial Banking | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	162	241
Commercial Banking | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	278	493
Commercial Banking | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	71	129
Commercial Banking | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	985	1,273
Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50,853	57,503
Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49,873	56,362
Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	236
Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	10
Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	913	834
Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	59
Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	975	893
Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49,878	56,610
Other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	420	421
Other | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	9
Other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	12
Other | Expected credit loss allowance | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	21
Other | Expected credit loss allowance | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Central overlay | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	400	400
Stage 1 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,355	5,954
Loans and advances to customers	422,022	415,608
Stage 1 | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	7,355	5,951
Stage 1 | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	3
Stage 1 | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,173	1,347
Stage 1 | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	4
Stage 1 | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 1 | Retail - UK Mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	262,541	251,418
Stage 1 | Retail - UK Mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	262,472	251,372
Stage 1 | Retail - UK Mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	69	46
Stage 1 | Retail - UK Mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Mortgages | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	124	104
Stage 1 | Retail - UK Mortgages | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	123	103
Stage 1 | Retail - UK Mortgages | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	1
Stage 1 | Retail - UK Mortgages | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Mortgages | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Mortgages | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10,956	11,496
Stage 1 | Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9,032	9,619
Stage 1 | Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,720	1,603
Stage 1 | Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	150	274
Stage 1 | Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	0
Stage 1 | Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	127	155
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	61	75
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	66
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	14
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - credit cards | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7,782	7,710
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5,991	5,559
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,707	1,990
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	63	116
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	21	45
Stage 1 | Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	156	201
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	73	80
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	74	99
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	13
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	9
Stage 1 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	12,347	12,786
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,638	12,035
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	687	738
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22	13
Stage 1 | Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	149	194
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	142	187
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	7	7
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	18,074	17,879
Stage 1 | Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15,661	14,952
Stage 1 | Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,982	2,418
Stage 1 | Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	431	509
Stage 1 | Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31	30
Stage 1 | Retail - other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	25	19
Stage 1 | Retail - other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	6	11
Stage 1 | Retail - other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Retail - other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	311,700	301,289
Stage 1 | Total Retail | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	587	684
Stage 1 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59,567	56,897
Stage 1 | Commercial Banking | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	24,607	22,218
Stage 1 | Commercial Banking | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	31,949	30,023
Stage 1 | Commercial Banking | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,011	4,656
Stage 1 | Commercial Banking | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	2	4
Loans and advances to customers	177	254
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	20	23
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	113	135
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	44	96
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Commercial Banking | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	50,755	57,422
Stage 1 | Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49,873	56,362
Stage 1 | Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3	236
Stage 1 | Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 1 | Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	877	822
Stage 1 | Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	877	822
Stage 1 | Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49,878	56,600
Stage 1 | Other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	409	409
Stage 1 | Other | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	9
Stage 1 | Other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Other | Expected credit loss allowance | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	9	9
Stage 1 | Other | Expected credit loss allowance | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 | Central overlay | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	400	400
Stage 2 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	45,938	51,280
Stage 2 | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,616	2,125
Stage 2 | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 2 | Retail - UK Mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29,770	29,018
Stage 2 | Retail - UK Mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	22,374	21,010
Stage 2 | Retail - UK Mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,022	4,030
Stage 2 | Retail - UK Mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	918	907
Stage 2 | Retail - UK Mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,456	3,071
Stage 2 | Retail - UK Mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Mortgages | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	411	468
Stage 2 | Retail - UK Mortgages | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	234	247
Stage 2 | Retail - UK Mortgages | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	59	66
Stage 2 | Retail - UK Mortgages | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	23	25
Stage 2 | Retail - UK Mortgages | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	95	130
Stage 2 | Retail - UK Mortgages | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,936	3,273
Stage 2 | Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,124	1,284
Stage 2 | Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,028	1,137
Stage 2 | Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	317	343
Stage 2 | Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	467	509
Stage 2 | Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - credit cards | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	390	458
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	46	57
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	115	138
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	70
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	169	193
Stage 2 | Retail - credit cards | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,413	1,519
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	398	291
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	519	580
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	143	181
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	353	467
Stage 2 | Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	242	295
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	15
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	60	66
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29	36
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	178
Stage 2 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2,272	2,216
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,464	1,396
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	490	456
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	134	171
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	184	193
Stage 2 | Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	129	171
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	46
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29	33
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	19	30
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	45	62
Stage 2 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,203	1,304
Stage 2 | Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	485	482
Stage 2 | Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	357	334
Stage 2 | Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	5	21
Stage 2 | Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	356	467
Stage 2 | Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Retail - other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	87	99
Stage 2 | Retail - other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	15	19
Stage 2 | Retail - other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	43	39
Stage 2 | Retail - other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	1
Stage 2 | Retail - other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	29	40
Stage 2 | Retail - other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	37,594	37,330
Stage 2 | Total Retail | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,259	1,491
Stage 2 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	8,308	13,938
Stage 2 | Commercial Banking | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	128	177
Stage 2 | Commercial Banking | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,419	6,662
Stage 2 | Commercial Banking | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	4,155	6,430
Stage 2 | Commercial Banking | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	606	669
Stage 2 | Commercial Banking | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Commercial Banking | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	356	634
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	2	2
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	49	106
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	234	397
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	71	129
Stage 2 | Commercial Banking | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	12
Stage 2 | Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	12
Stage 2 | Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	36	12
Stage 2 | Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 | Other | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 | Other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Other | Expected credit loss allowance | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1	0
Stage 2 | Other | Expected credit loss allowance | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 | Central overlay | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	6,142	6,443
Stage 3 | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,667	1,968
Stage 3 | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Stage 3 | Retail - UK Mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,924	1,859
Stage 3 | Retail - UK Mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	1,924	1,859
Stage 3 | Retail - UK Mortgages | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	175	191
Stage 3 | Retail - UK Mortgages | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Mortgages | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Mortgages | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Mortgages | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Mortgages | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	175	191
Stage 3 | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	323	340
Stage 3 | Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	323	340
Stage 3 | Retail - credit cards | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	140	153
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - credit cards | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	140	153
Stage 3 | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	312	307
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	312	307
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	151	147
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	151	147
Stage 3 | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	233	199
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	233	199
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	152	133
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	152	133
Stage 3 | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	244	184
Stage 3 | Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	244	184
Stage 3 | Retail - other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	59
Stage 3 | Retail - other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Retail - other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	54	59
Stage 3 | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,036	2,889
Stage 3 | Total Retail | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	672	683
Stage 3 | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,044	3,485
Stage 3 | Commercial Banking | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	3,044	3,485
Stage 3 | Commercial Banking | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	985	1,273
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Commercial Banking | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	985	1,273
Stage 3 | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	69
Stage 3 | Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	10
Stage 3 | Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	59
Stage 3 | Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	62	59
Stage 3 | Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	10
Stage 3 | Other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	12
Stage 3 | Other | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	12
Stage 3 | Other | Expected credit loss allowance | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	10	12
Stage 3 | Other | Expected credit loss allowance | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 | Central overlay | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	11,886	12,511
POCI | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	190	261
POCI | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
POCI | Retail - UK Mortgages | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,886	12,511
POCI | Retail - UK Mortgages | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Mortgages | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Mortgages | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Mortgages | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Mortgages | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,886	12,511
POCI | Retail - UK Mortgages | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	190	261
POCI | Retail - UK Mortgages | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Mortgages | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Mortgages | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Mortgages | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Mortgages | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	190	261
POCI | Retail - credit cards | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - credit cards | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - loans and overdrafts | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - UK Motor Finance | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Retail - other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Total Retail | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	11,886	12,511
POCI | Total Retail | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	190	261
POCI | Commercial Banking | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Commercial Banking | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Drawn exposures | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 1-10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 11-14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 15-18
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 19
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 1-6
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 7-9
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 10
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 11-13
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | RMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Other | Expected credit loss allowance | CMS
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Central overlay | Drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	0	0
POCI | Central overlay | Expected credit loss allowance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to customers	£ 0	£ 0